Vessels, net (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gain on sale of vessel (Note 5)	$ 0	$ 0	$ (1,561)
Asset Impairment Charges	3,477		46,515
Proceeds from Sale of Productive Assets			4,200
Unamortized Deferred Dry Docking Costs			177
Other Operating Activities, Cash Flow Statement	10,014
Five Year Historical Average Rates [Member]
Asset Impairment Charges	19,685
Three or One Year Historical Average Rates [Member]
Asset Impairment Charges	30,340
Deutsche Bank [Member]
Repayments of Bank Debt			3,700
Credit Suisse Loan Facility [Member]
Repayments of Bank Debt			19,800
M V Free Jupiter [Member]
Asset Impairment Charges	455		15,048
M V Free Lady [Member]
Asset Impairment Charges			31,467
Proceeds from Sale of Productive Assets			21,900
M V Free Hero [Member]
Asset Impairment Charges	935
M V Free Impala [Member]
Asset Impairment Charges	2,087
M V Free Knight [Member]
Asset Impairment Charges	$ 23,978